Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities [Text Block]

13. Lease liabilities

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	38,872	203
Leases assumed in Acquisition (note 6)	‐	19,176
Leases entered into during the year (note 10)	11,157	27,816
Lease payments	(19,265)	(13,400)
Interest expense (note 23(b))	6,311	5,077
Total lease liabilities, end of year	37,075	38,872
Less: current portion of lease liabilities	(16,806)	(15,937)
Total non-current portion of lease liabilities	20,269	22,935

During the year ended December 31, 2025, the Company incurred $129.5 million relating to variable lease payments under mining services and other mining related contracts, which have not been included in the measurement of lease liabilities (year ended December 31, 2024 - $71.7 million of variable lease payments).